Derivative Liabilities (Details 1) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Reclassification of derivative liability to equity		$ 356,288
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities as January 1, 2017
Addition
Conversion
Reclassification of derivative liability to equity
Loss on changes in fair value
Derivative liabilities as September 30, 2017
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities as January 1, 2017
Addition
Conversion
Reclassification of derivative liability to equity
Loss on changes in fair value
Derivative liabilities as September 30, 2017
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities as January 1, 2017
Addition	3,157,682
Conversion
Reclassification of derivative liability to equity	(356,288)
Loss on changes in fair value	(1,257,716)
Derivative liabilities as September 30, 2017	$ 1,543,678	$ 1,543,678